Income Taxes (Tables)	6 Months Ended
Jun. 30, 2013
Income Taxes [Abstract]
Summary of provision for (benefit from) income taxes
	Six Months Ended June 30, (unaudited)		Years Ended December 31,
	2013	2012	2012	2011
Federal	$-	$-	$-	$-
State	-	-	48,232	-
Foreign	-	-	106,217	-

Total current	$-	$-	$154,449	$-

Deferred:
Federal	$(269,768)	$-	$(2,530,775)	$-
State	-	-	(270,197)	-

Total deferred	$(269,768)	$-	$(2,800,972)	$-
Total income tax benefit	$(269,768)	$-	$(2,646,523)	$-

Summary of effective tax rate differed from the U.S. federal statutory rate
	Six Months Ended June 30, (unaudited)		Years Ended December 31,
	2013	2012	2012	2011
	%	%	%	%
Federal tax benefit at statutory rate	(34.0)	(34.0)	(34.0)	(34.0)
Permanent differences	21.0	22.1	(6.7)	22.1
State tax benefit, net of Federal benefits	(2.25)	(1.2)	0.8	(1.2)
Other	-	-	0.3	-
Effect of foreign income taxed in rates other than the U. S. Federal statutory rate	-	-	2.8	-
Net changes in valuation allowance	-	13.1	(29.5)	13.1
Foreign tax credits	-	-	(2.8)	-

Tax benefit	(15.25)	-	(69.1)	-

Summary of deferred tax assets
	Six Months Ended June 30, (unaudited)		Years Ended December 31,
	2013	2012	2012	2011
Net operating loss carryforwards	$2,198,297	$3,742,000	$2,058,644	$3,421,000
Accruals and reserves	4,260	84,000	301,000	84,000
Credits	106,000	-	106,000	-

Total assets	2,308,557	3,826,000	2,465,644	3,505,000

Depreciation	(15,000)	(33,000)	(15,000)	(33,000)
Section 481 adjustment	(1,107,000)	(1,796,000)	(1,347,000)	(1,796,000)
Intangible assets	(5,082,427)		(3,478,000)
Valuation allowance	-	(1,997,000)	-	(1,676,000)

Total liabilities	(6,204,427)	(3,826,000)	(4,840,000)	(3,505,000)

Net deferred tax liabilities	$(3,895,870)	$-	$(2,374,356)	$-